CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Business Acquisition [Line Items]
Financial assets receivable, net of allowance for credit losses | ¥	¥ 385	¥ 1,250
Prepaid expenses and other current assets allowance for credit losses | ¥	¥ 10,849	¥ 771
Treasury Stock, Shares	6,781,816	2,621,816
Related party
Business Acquisition [Line Items]
Amounts due from related parties, allowance for credit losses | ¥	¥ 23,833	¥ 21,200
Class A Ordinary shares
Business Acquisition [Line Items]
Ordinary shares, shares authorized	2,108,100,000	2,108,100,000
Ordinary shares, shares issued	108,100,000	108,100,000
Ordinary shares, shares outstanding	101,318,184	105,478,184
Class B Ordinary shares
Business Acquisition [Line Items]
Ordinary shares, shares authorized	116,000,000	116,000,000
Ordinary shares, shares issued	108,000,000	108,000,000
Ordinary shares, shares outstanding	108,000,000	108,000,000